11. Share-based payments (Details 3) - Segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares granted	7,556,404
Restricted shares outstanding as ending	5,297,191
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted shares outstanding as beginning	4,609,256	875,923	0
Restricted shares granted	1,538,213	4,007,081	1,207,037	804,073
Restricted shares cancelled and adjustments in estimated expired rights	(235,097)
Restricted shares transferred	(615,181)
Restricted shares outstanding as ending	5,297,191	4,609,256	875,923	0